Cover	Nov. 29, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 29, 2021
Entity Registrant Name	HOMELAND ENERGY SOLUTIONS, LLC
Entity Incorporation, State or Country Code	IA
Entity File Number	000-53202
Entity Tax Identification Number	20-3919356
Entity Address, Address Line One	2779 Highway 24,
Entity Address, City or Town	Lawler,
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52154
City Area Code	(563)
Local Phone Number	238-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001366744